CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Total 51job, Inc. shareholders' equity USD ($)	Total 51job, Inc. shareholders' equity CNY (¥)	Common shares USD ($) shares	Common shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2015		¥ 4,125,042		¥ 48		¥ 1,052,788		¥ 13,232		¥ 2,422		¥ 3,056,552		¥ 9,070		¥ 4,134,112
Balance (in shares) at Dec. 31, 2015 | shares			58,944,631	58,944,631
Exercise of share options		160,493		¥ 1		160,492										¥ 160,493
Exercise of share options (in shares) | shares			1,117,754	1,117,754											1,117,754	1,117,754
Share-based compensation		86,070				86,070										¥ 86,070
Appropriation of statutory reserves								128				(128)
Foreign currency translation adjustments		984								984						984
Unrealized gain on available-for-sale debt securities, net of tax effect of RMB9,625, RMB36,900 and RMB38,847 in 2016, 2017 and 2018, respectively		28,876								28,876						28,876
Net income (loss)		565,978										565,978		(791)		565,187
Balance at Dec. 31, 2016		4,967,443		¥ 49		1,299,350		13,360		32,282		3,622,402		8,279		4,975,722
Balance (in shares) at Dec. 31, 2016 | shares			60,062,385	60,062,385
Exercise of share options		424,450		¥ 1		424,449										¥ 424,450
Exercise of share options (in shares) | shares			2,147,819	2,147,819											2,147,819	2,147,819
Share-based compensation		85,968				85,968										¥ 85,968
Settlement of zero-strike call options and retirement of common shares		(35)		¥ 0		(35)										(35)
Settlement of zero-strike call options and retirement of common shares (in shares) | shares			(357,200)	(357,200)
Appropriation of statutory reserves								514				(514)
Foreign currency translation adjustments		(6,037)								(6,037)						(6,037)
Unrealized gain on available-for-sale debt securities, net of tax effect of RMB9,625, RMB36,900 and RMB38,847 in 2016, 2017 and 2018, respectively		110,702								110,702						110,702
Net income (loss)		371,889										371,889		874		372,763
Balance at Dec. 31, 2017		5,954,380		¥ 50		1,809,732		13,874		136,947		3,993,777		9,153		¥ 5,963,533
Balance (in shares) at Dec. 31, 2017 | shares			61,853,004	61,853,004											61,853,004	61,853,004
Exercise of share options		145,196		¥ 0		145,196										¥ 145,196
Exercise of share options (in shares) | shares			752,814	752,814											752,814	752,814
Share-based compensation		100,183				100,183								11,539		¥ 111,722
Settlement of zero-strike call options and retirement of common shares		(75)		¥ 0		(75)										(75)
Settlement of zero-strike call options and retirement of common shares (in shares) | shares			(731,102)	(731,102)
Appropriation of statutory reserves								3,405				(3,405)
Foreign currency translation adjustments		698								698					$ 102	698
Unrealized gain on available-for-sale debt securities, net of tax effect of RMB9,625, RMB36,900 and RMB38,847 in 2016, 2017 and 2018, respectively		116,540								116,540					16,950	116,540
Net income (loss)		1,252,319										1,252,319		2,618	180,996	1,244,441
Net income																1,254,937
Balance at Dec. 31, 2018	$ 1,100,901	¥ 7,569,241	$ 7	¥ 50	$ 298,893	¥ 2,055,036	$ 2,513	¥ 17,279	$ 36,970	¥ 254,185	$ 762,518	¥ 5,242,691	$ 3,390	¥ 23,310	$ 1,104,291	¥ 7,592,551
Balance (in shares) at Dec. 31, 2018 | shares			61,874,716	61,874,716											61,874,716	61,874,716